TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Trade accounts receivable	$ 1,175,796	$ 1,022,933
Other accounts receivable	133,054	170,264
Total net trade and accounts receivable	1,220,941	1,116,143
Less: non-current portion - accounts receivable	(6,891)	(8,254)
Trade and other accounts receivable, current	1,214,050	1,107,889
Gross Book Value [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Trade accounts receivable	1,175,796	1,022,933
Other accounts receivable	133,054	170,264
Total net trade and accounts receivable	1,308,850	1,193,197
Accumulated Impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Other accounts receivable
Total net trade and accounts receivable	$ (87,909)	$ (77,054)